Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

August 29, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333–157876 and 811–22110)

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 224 to the Trust’s registration statement on Form N-1A (Amendment No. 226 to the Trust’s registration statement under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to reflect (i) the removal of the sub-adviser for each of the AdvisorShares Dorsey Wright ADR ETF, AdvisorShares Dorsey Wright Small Company ETF, AdvisorShares Dorsey Wright Short ETF, and AdvisorShares Q Dynamic Growth ETF along with related changes to each Fund’s principal investment strategy, principal risks, and portfolio managers and (ii) a change to the name and Rule 35d-1 investment policy for the AdvisorShares Dorsey Wright Small Company ETF (formerly AdvisorShares Dorsey Wright Micro-Cap ETF) along with related changes to its principal investment strategy and principal risks.

If you have questions, please do not hesitate to contact me at (202) 373-6091.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

MORGAN, LEWIS & BOCKIUS llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001